Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 69,593	$ 3,177
Prepaid expenses and other current assets	914	1,092
Total current assets	70,507	4,269
Property and equipment, net	117	174
Right-of-use asset	228
Deposits and other assets	27	17
Total assets	70,879	4,460
Current liabilities:
Accounts payable	519	486
Accrued expenses	548	1,210
Accrued compensation expense	748	173
Accrued clinical trial and grant expenses	462	1,063
Current operating lease liabilities	185
Current debt		2,200
Total current liabilities	2,462	5,132
Long term operating lease liabilities	52
Total liabilities	2,514	5,132
Commitments and contingencies (Note 13)
Stockholders' equity (deficit):
Preferred stock, no par value, 10,000 shares authorized; none outstanding
Common stock, no par value; 300,000 shares authorized; shares issued and outstanding: 39,409 and 23,214 at December 31, 2021 and December 31, 2020, respectively	347,940	270,126
Additional paid-in capital	49,389	49,314
Accumulated other comprehensive loss	(379)	(448)
Accumulated deficit	(328,585)	(319,664)
Total stockholders' equity (deficit)	68,365	(672)
Total liabilities and stockholders' equity (deficit)	$ 70,879	$ 4,460